FORM 24F-2

Annual Notice of Securities Sold Pursuant to Rule 24f-2

1. Name and address of issuer:

     Alameda-Contra Costa Medical Association Collective
     Investment Trust for Retirement Plans
     6230 Claremont Avenue
     Oakland, CA  94618

2. Name of each series or class of funds for which this notice is filed:

     The International Equity Portfolio
     The Growth Equity Portfolio
     The Value Equity Portfolio
     The Balanced Portfolio
     The Long-Intermediate Fixed Income Portfolio
     The Short-Intermediate Fixed Income Portfolio
     The Short-Term Income Fund

3. Investment Company Act File Number:  811-5887

   Securities Act File Number:  33-32684

4(a). Last day of fiscal year for which this notice is filed:

      December 31, 1997

4(b). Not applicable

4(c). Not applicable

5. Calculation of registration fee:

   (i)  Aggregate sale price of securities sold during

        the fiscal year pursuant to section 24(f):     $1,926,975

   (ii) Aggregate price of securities redeemed or
        repurchased during the fiscal year:            $7,780,820

  (iii) Aggregate price of securities redeemed or
        repurchased during any prior fiscal year ending
        no earlier than October 11, 1995 that were not
        previously used to reduce registration fees
        payable to the Commission:                         $  0

   (iv) Total available redemption credits            -$7,780,820

    (v) Net Sales                                          $  0





   (vi) Redemption credits available for use is
        in future years                              $(5,853,845)

  (vii) Multiplier for determining registration fee     X .000295

 (viii) Registration fee due                             = $  0


6. Prepaid Shares:  Not applicable

7. Interest due:  Not applicable

8. Total of the amount of the registration fee due
   plus any interest due:                                  $  0

9. Date the registration fee and any interest payment was sent to the Commissions's lockbox depository:

   Not applicable

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By                         L. Richard Mello
                           Treasurer

Date March 30, 1998